Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Prudential Investment Portfolios 4
Entity Central Index Key	0000807394
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
PGIM Muni High Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Muni High Income Fund
Class Name	Class A
Trading Symbol	PRHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM Muni High Income Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Muni High Income Fund—Class A	$85	0.81%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, the US Federal Reserve held policy rates steady. Meanwhile, municipal bond issuance picked up in the first half of
2024 due to deferred maintenance and stabilizing project costs amid slowing inflation, moderating economic data, and upcoming elections.
Despite downgraded outlooks for California and Maryland, strong fundamentals (e.g., healthy tax collections, robust rainy-day funds, and upgrades that outpaced downgrades) provided a positive backdrop for demand, and spreads tightened.
■
The following contributed most to the Fund’s performance relative to the Index during the reporting period: a significant overweight to the long end of the yield curve (despite front-end rates rallying more than long-end rates and the portfolio’s yield curve flattener positioning); and an overweight to healthcare and charter schools as spreads tightened. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds. A yield curve flattener is an interest rate environment in which long-term rates are decreasing more quickly than short-term rates.)
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: duration positioning as municipal bond rates rallied, and security selection within school and city general obligation bonds. (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.)
■
The Fund uses derivatives when they facilitate implementation of the overall investment approach. During the reporting period, the Fund used futures to help manage duration positioning and yield curve exposure. The Fund’s positions in futures contributed modestly to performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	6.75%	0.74%	2.89%
Class A without sales charges	10.34%	1.41%	3.23%
Bloomberg Municipal High Yield Bond Index	12.38%	2.85%	4.51%
Bloomberg Municipal Bond Index (50%) / Bloomberg Municipal High Yield Bond Index (50%)	9.20%	1.96%	3.48%
Broad-Based Securities Market Index: Bloomberg Municipal Bond Index	6.09%	1.02%	2.43%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 805,560,972
Holdings Count | Holding	414
Advisory Fees Paid, Amount	$ 3,327,250
Investment Company, Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?
Fund’s net assets	$ 805,560,972
Number of fund holdings	414
Total advisory fees paid for the year	$ 3,327,250
Portfolio turnover rate for the year	68%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Credit Quality expressed as a percentage of total investments as of 8/31/2024 (%)
AAA	1.7
AA	13.6
A	21.2
BBB	20.9
BB	8.7
B	0.4
Not Rated	33.6
Cash/Cash Equivalents	(0.1)
Total	100.0

Updated Prospectus Phone Number	(800) 225-1852 or (973) 367-3529
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Muni High Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Muni High Income Fund
Class Name	Class C
Trading Symbol	PHICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM Muni High Income Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Muni High Income Fund—Class C	$170	1.62%

Expenses Paid, Amount	$ 170
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, the US Federal Reserve held policy rates steady. Meanwhile, municipal bond issuance picked up in the first half of
2024 due to deferred maintenance and stabilizing project costs amid slowing inflation, moderating economic data, and upcoming elections.
Despite downgraded outlooks for California and Maryland, strong fundamentals (e.g., healthy tax collections, robust rainy-day funds, and upgrades that outpaced downgrades) provided a positive backdrop for demand, and spreads tightened.
■
The following contributed most to the Fund’s performance relative to the Index during the reporting period: a significant overweight to the long end of the yield curve (despite front-end rates rallying more than long-end rates and the portfolio’s yield curve flattener positioning); and an overweight to healthcare and charter schools as spreads tightened. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds. A yield curve flattener is an interest rate environment in which long-term rates are decreasing more quickly than short-term rates.)
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: duration positioning as municipal bond rates rallied, and security selection within school and city general obligation bonds. (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.)
■
The Fund uses derivatives when they facilitate implementation of the overall investment approach. During the reporting period, the Fund used futures to help manage duration positioning and yield curve exposure. The Fund’s positions in futures contributed modestly to performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	8.45%	0.62%	2.44%
Class C without sales charges	9.45%	0.62%	2.44%
Bloomberg Municipal High Yield Bond Index	12.38%	2.85%	4.51%
Bloomberg Municipal Bond Index (50%) / Bloomberg Municipal High Yield Bond Index (50%)	9.20%	1.96%	3.48%
Broad-Based Securities Market Index: Bloomberg Municipal Bond Index	6.09%	1.02%	2.43%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 805,560,972
Holdings Count | Holding	414
Advisory Fees Paid, Amount	$ 3,327,250
Investment Company, Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?
Fund’s net assets	$ 805,560,972
Number of fund holdings	414
Total advisory fees paid for the year	$ 3,327,250
Portfolio turnover rate for the year	68%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Credit Quality expressed as a percentage of total investments as of 8/31/2024 (%)
AAA	1.7
AA	13.6
A	21.2
BBB	20.9
BB	8.7
B	0.4
Not Rated	33.6
Cash/Cash Equivalents	(0.1)
Total	100.0

Updated Prospectus Phone Number	(800) 225-1852 or (973) 367-3529
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Muni High Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Muni High Income Fund
Class Name	Class Z
Trading Symbol	PHIZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM Muni High Income Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Muni High Income Fund—Class Z	$61	0.58%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, the US Federal Reserve held policy rates steady. Meanwhile, municipal bond issuance picked up in the first half of
2024 due to deferred maintenance and stabilizing project costs amid slowing inflation, moderating economic data, and upcoming elections.
Despite downgraded outlooks for California and Maryland, strong fundamentals (e.g., healthy tax collections, robust rainy-day funds, and upgrades that outpaced downgrades) provided a positive backdrop for demand, and spreads tightened.
■
The following contributed most to the Fund’s performance relative to the Index during the reporting period: a significant overweight to the long end of the yield curve (despite front-end rates rallying more than long-end rates and the portfolio’s yield curve flattener positioning); and an overweight to healthcare and charter schools as spreads tightened. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds. A yield curve flattener is an interest rate environment in which long-term rates are decreasing more quickly than short-term rates.)
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: duration positioning as municipal bond rates rallied, and security selection within school and city general obligation bonds. (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.)
■
The Fund uses derivatives when they facilitate implementation of the overall investment approach. During the reporting period, the Fund used futures to help manage duration positioning and yield curve exposure. The Fund’s positions in futures contributed modestly to performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	10.72%	1.66%	3.48%
Bloomberg Municipal High Yield Bond Index	12.38%	2.85%	4.51%
Bloomberg Municipal Bond Index (50%) / Bloomberg Municipal High Yield Bond Index (50%)	9.20%	1.96%	3.48%
Broad-Based Securities Market Index: Bloomberg Municipal Bond Index	6.09%	1.02%	2.43%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 805,560,972
Holdings Count | Holding	414
Advisory Fees Paid, Amount	$ 3,327,250
Investment Company, Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?
Fund’s net assets	$ 805,560,972
Number of fund holdings	414
Total advisory fees paid for the year	$ 3,327,250
Portfolio turnover rate for the year	68%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Credit Quality expressed as a percentage of total investments as of 8/31/2024 (%)
AAA	1.7
AA	13.6
A	21.2
BBB	20.9
BB	8.7
B	0.4
Not Rated	33.6
Cash/Cash Equivalents	(0.1)
Total	100.0

Updated Prospectus Phone Number	(800) 225-1852 or (973) 367-3529
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Muni High Income Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Muni High Income Fund
Class Name	Class R6
Trading Symbol	PHIQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Muni High Income Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Muni High Income Fund—Class R6	$52	0.49%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, the US Federal Reserve held policy rates steady. Meanwhile, municipal bond issuance picked up in the first half of
2024 due to deferred maintenance and stabilizing project costs amid slowing inflation, moderating economic data, and upcoming elections.
Despite downgraded outlooks for California and Maryland, strong fundamentals (e.g., healthy tax collections, robust rainy-day funds, and upgrades that outpaced downgrades) provided a positive backdrop for demand, and spreads tightened.
■
The following contributed most to the Fund’s performance relative to the Index during the reporting period: a significant overweight to the long end of the yield curve (despite front-end rates rallying more than long-end rates and the portfolio’s yield curve flattener positioning); and an overweight to healthcare and charter schools as spreads tightened. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds. A yield curve flattener is an interest rate environment in which long-term rates are decreasing more quickly than short-term rates.)
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: duration positioning as municipal bond rates rallied, and security selection within school and city general obligation bonds. (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.)
■
The Fund uses derivatives when they facilitate implementation of the overall investment approach. During the reporting period, the Fund used futures to help manage duration positioning and yield curve exposure. The Fund’s positions in futures contributed modestly to performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	10.81%	1.74%	3.06% (6/27/2017)
Bloomberg Municipal High Yield Bond Index	12.38%	2.85%	4.48%
Bloomberg Municipal Bond Index (50%) / Bloomberg Municipal High Yield Bond Index (50%)	9.20%	1.96%	3.35%
Broad-Based Securities Market Index: Bloomberg Municipal Bond Index	6.09%	1.02%	2.19%

Performance Inception Date	Jun. 27, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 805,560,972
Holdings Count | Holding	414
Advisory Fees Paid, Amount	$ 3,327,250
Investment Company, Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?
Fund’s net assets	$ 805,560,972
Number of fund holdings	414
Total advisory fees paid for the year	$ 3,327,250
Portfolio turnover rate for the year	68%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Credit Quality expressed as a percentage of total investments as of 8/31/2024 (%)
AAA	1.7
AA	13.6
A	21.2
BBB	20.9
BB	8.7
B	0.4
Not Rated	33.6
Cash/Cash Equivalents	(0.1)
Total	100.0

Updated Prospectus Phone Number	(800) 225-1852 or (973) 367-3529
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets